Contingently Redeemable Common Stock - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 28, 2017	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Temporary Equity [Line Items]
Issuance of contingently redeemable common stock, shares				390,320	577,200
Proceed from issuance of contingently redeemable common stock				$ 2,000	$ 2,855
Reclassification from temporary equity to permanent equity		$ 35,371	$ 3,773	$ 8,494	$ 3,355
Redeemable Common Stock [Member]
Temporary Equity [Line Items]
Reclassification of contingently redeemable common stock, shares		(1,607,760)	(456,480)	(1,392,640)	(695,520)
Common Class A [Member]
Temporary Equity [Line Items]
Reclassification of contingently redeemable common stock, shares	1,607,760	1,607,760	456,480	1,392,640	695,520
IPO [Member]
Temporary Equity [Line Items]
Reclassification from temporary equity to permanent equity	$ 35,400